Right-of-use assets	9 Months Ended
Sep. 30, 2023
Right-of-use assets.
Right-of-use assets

15.Right-of-use assets

The movement of right-of-use assets and lease liabilities for the period ended September 30, 2023, is as follows:

	Right-of-use assets
					Right-of-	Lease
		Lands and	Plant and		use	liabilities
	Pipelines	buildings	equipment	Vehicles	assets	(Note 19.1)
Balance as of December 31, 2022	96,234	244,058	119,534	167,987	627,813	1,212,346
Additions	13,533	59,173	107,737	49,619	230,062	230,062
Amortization of the period	(19,419)	(47,893)	(60,972)	(100,769)	(229,053)	—
Remeasurements (1)	971	33,823	18,680	10,883	64,357	91,237
Disposals	(10,435)	(13,007)	(3,026)	(111)	(26,579)	(47,547)
Finance cost	—	—	—	—	—	84,809
Payment of capital	—	—	—	—	—	(319,781)
Payment of interests	—	—	—	—	—	(61,107)
Transfers	—	80	—	1,951	2,031	18,835
Exchange difference and translation	(7,448)	(48,018)	(9,862)	(14,222)	(79,550)	(60,828)
Balance as of September 30, 2023 (Unaudited)	73,436	228,216	172,091	115,338	589,081	1,148,026
(1)	Corresponds mainly to updating rates and conditions in lease contracts.